Share-based payments reserve (Details 4)	6 Months Ended
Feb. 28, 2026 shares
Notes and other explanatory information [abstract]
Restricted Share Units	5,407,926
Restricted Share Units Granted	1,877,604
Restricted Share Units Forfeited	(419,292)
Restricted Share Units Exercised	(933,620)
Restricted Share Units	5,932,618